Note 7 - Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Schedule of Derivative Instruments [Table Text Block]
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$153	Current portion of derivative liability	$426
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
Derivatives not designated as hedging instruments:	Location	Fair Value	Location	Fair Value
Hot-rolled coil steel contracts	Current portion of derivative assets	$636	Current portion of derivative liability	$287

Derivative Instruments, Gain (Loss) [Table Text Block]
		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2026
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$3,412
		Gain Recognized in Earnings
	Location of Gain	for Fiscal Year Ended
	Recognized in Earnings	March 31, 2025
Hot-rolled coil steel contracts	Gain on economic hedges of risk	$7,598

Derivatives Not Designated as Hedging Instruments [Table Text Block]
	Notional Amount	Maturity Date
Hot-rolled coil steel contracts	$(8,987)	April 2026 - May 2027
	Notional Amount	Maturity Date
Hot-rolled coil steel contracts	$(9,522)	April 2025 - December 2025